Common Shares - Additional Information (Details) - Private Placement ¥ in Millions, $ in Millions				12 Months Ended
	Apr. 10, 2020 CNY (¥)	Apr. 10, 2020 USD ($)	Dec. 24, 2019 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Common shares
Issuance of common shares upon private placement (in shares)			5,662,634
Proceeds from issuance of common stock			¥ 10.0	¥ 61.7	$ 8.8
Subsequent Events
Common shares
Proceeds from issuance of common stock	¥ 8.5	$ 1.2